DIVIDENDS (Details) - GBP (£) £ / shares in Units, £ in Millions			6 Months Ended	12 Months Ended
	Jun. 29, 2022	Mar. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Total dividends paid			£ 222
Per share			£ 0.024	£ 0
Interim dividend per share			£ 0.018
CHHL2 | GlaxoSmithKline and Pfizer companies
Total dividends paid	£ 452	£ 421
Per share	£ 452	£ 421